Investments accounted for using the equity method - Summary of share of profits of equity method investees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Investments accounted for using equity method [abstract]
Joint Ventures	€ 547	€ 286		€ 737
Associates	(50)	13		22
Other	(6)	(35)		(22)
Total Share of the profit/(loss) of equity method investees	€ 491	€ 264	[1]	€ 737	[1]

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information